Commitment and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 12 – Commitment and Contingencies

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two property lease agreements with lease terms ranging for one year and two years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

For the years ended December 31, 2020, 2021 and 2022, there were no rent expenses for the short term lease.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, 2022 as follow:

Twelve months ending December 31,	Minimum lease payment
2023	330,335
2024	337,123
2025	113,119
2026-2027	-
Total future lease payment	780,577
Amount representing interest	(16,751)
Present value of operating lease liabilities	763,826
Less: current portion	(319,255)
Long-term portion	444,571

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2022:

Weighted average discount rate	2.84%
Weighted average remaining lease term (years)	2.0 years